DIVIDEND NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2024
Dividend Notes Payable
SCHEDULE OF DIVIDENDS DECLARED, DISTRIBUTED, AND ACCRUED

Dividends declared, distributed, and accrued are as follow as of June 30, 2024 and December 31, 32023:

	2024	2023

Accrued interest on dividends payable	$394,959	$274,242
Dividends payable	$4,023,923	$4,023,923